Risk management - Cover values including guarantees received - Total ING Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Outstandings	€ 1,002,947	€ 961,863
Percentage for no covers	99.60%
Percentage of residential mortgage oustanding	40.60%	39.40%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstandings	€ 12,995	€ 13,303
Investment grade
Disclosure of credit risk exposure [line items]
Outstandings	€ 795,507	€ 750,822
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	35.00%	35.00%
Investment grade | Germany
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	27.00%	27.30%
Investment grade | Belgium & Luxembourg
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	12.00%	12.20%
Investment grade | Australia
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	10.90%	10.60%
Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	€ 942,727	€ 900,894
Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstandings	12,981	13,295
Consumer lending
Disclosure of credit risk exposure [line items]
Outstandings	407,552	378,832
Business lending
Disclosure of credit risk exposure [line items]
Outstandings	€ 383,536	€ 368,570
Percentage of total outstandings	38.20%	38.30%
Investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	€ 151,639	€ 153,493
Pre-settlement
Disclosure of credit risk exposure [line items]
Outstandings	€ 60,220	€ 60,968
No cover | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	36.60%	33.60%
No cover | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	33.00%	27.60%
No cover | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	7.80%	6.50%
No cover | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	42.10%	34.10%
No cover | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	99.60%	99.30%
Partially covered | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	7.30%	10.50%
Partially covered | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	18.50%	27.70%
Partially covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	2.00%	2.00%
Partially covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	15.80%	23.70%
Partially covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.00%	0.00%
Fully covered | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	56.10%	55.90%
Fully covered | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	48.50%	44.70%
Fully covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	90.20%	91.50%
Fully covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	42.10%	42.20%
Fully covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.40%	0.70%
Mortgages | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	€ 1,091,304	€ 1,028,609
Mortgages | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	9,827	10,427
Mortgages | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	905,028	865,466
Mortgages | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	186,276	163,143
Mortgages | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	0	0
Financial Collateral | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	37,151	31,095
Financial Collateral | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	196	194
Financial Collateral | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	5,317	6,257
Financial Collateral | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	31,834	24,838
Financial Collateral | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	0	0
Guarantees | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	205,932	145,953
Guarantees | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	2,771	3,093
Guarantees | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	37,473	25,428
Guarantees | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	166,953	119,410
Guarantees | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	1,506	1,115
Other covers | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	216,019	539,357
Other covers | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	3,591	11,109
Other covers | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	842	55,115
Other covers | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	215,177	484,148
Other covers | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	€ 0	€ 95